Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss
The allowance for credit losses as of June 30, 2025, and 2024 was as follows:

	Six months ended June 30,
	2025	2024
Balance, January 1	$211	$2,310
Adjustments and provision for estimated credit losses	479	276
Write offs and collections of accounts receivable	—	(1,219)
Foreign currency adjustments	10	(59)
Balance, June 30	$700	$1,308